Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Vessels and equipment	$ 43,289	$ 43,268
Tax losses carried forward	310,019	360,547
Other	22,141	28,973
Total deferred tax assets	375,449	432,788
Deferred tax liabilities:
Vessels and equipment	10,577	12,514
Long-term debt	3,218	2,295
Other	15,090	19,954
Total deferred tax liabilities	28,885	34,763
Net deferred tax assets	346,564	398,025
Valuation allowance	(310,862)	(385,431)
Net deferred tax assets	$ 35,702	$ 12,594